Supplementary Information - Condensed Consolidating Financial Information - Condensed Consolidating Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales of natural gas, propane, NGLs and condensate									$ 2,459	$ 3,487	$ 3,038
Transportation, processing and other									232	205	160
Total operating revenues									2,761	3,700	3,201
Purchases of natural gas, propane and NGLs									2,177	3,100	2,758
Operating and maintenance expense									193	188	155
Depreciation and amortization expense									89	133	115
General and administrative expense									74	75	66
Step acquisition - equity interest re-measurement gain											(9)
Other income										(1)	(5)
Total operating costs and expenses									2,533	3,495	3,080
Operating income	77	9	96	46	29	85	77	14	228	205	121
Interest expense, net									(42)	(34)	(29)
Earnings from unconsolidated affiliates									26	23	23
Income before income taxes									212	194	115
Income tax expense									(1)	(1)	(2)
Net income	76	10	87	38	26	83	74	10	211	193	113
Net income attributable to noncontrolling interests	(5)	(2)	(2)	(4)	(9)	(3)	(13)	(5)	(13)	(30)	(12)
Net income attributable to partners	71	8	85	34	17	80	61	5	198	163	101
Commodity Derivatives [Member]
Gains from commodity derivative activity, net									70	8	3
Parent Guarantor [Member]
Earnings from consolidated subsidiaries									198	163	101
Income before income taxes									198	163	101
Net income									198	163	101
Net income attributable to partners									198	163	101
Subsidiary Issuer [Member]
Interest expense, net									(41)	(33)	(29)
Earnings from consolidated subsidiaries									239	196	130
Income before income taxes									198	163	101
Net income									198	163	101
Net income attributable to partners									198	163	101
Non-Guarantor Subsidiaries [Member]
Sales of natural gas, propane, NGLs and condensate									2,459	3,487	3,038
Transportation, processing and other									232	205	160
Total operating revenues									2,761	3,700	3,201
Purchases of natural gas, propane and NGLs									2,177	3,100	2,758
Operating and maintenance expense									193	188	155
Depreciation and amortization expense									89	133	115
General and administrative expense									74	75	66
Step acquisition - equity interest re-measurement gain											(9)
Other income										(1)	(5)
Total operating costs and expenses									2,533	3,495	3,080
Operating income									228	205	121
Interest expense, net									(1)	(1)
Earnings from unconsolidated affiliates									26	23	23
Income before income taxes									253	227	144
Income tax expense									(1)	(1)	(2)
Net income									252	226	142
Net income attributable to noncontrolling interests									(13)	(30)	(12)
Net income attributable to partners									239	196	130
Non-Guarantor Subsidiaries [Member] | Commodity Derivatives [Member]
Gains from commodity derivative activity, net									70	8	3
Consolidating Adjustments [Member]
Earnings from consolidated subsidiaries									(437)	(359)	(231)
Income before income taxes									(437)	(359)	(231)
Net income									(437)	(359)	(231)
Net income attributable to partners									$ (437)	$ (359)	$ (231)